Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Gross Debt	$ 56,402	$ 61,953
Current portion	(11,277)	(16,302)
Long-term portion	45,125	45,651
Convertible debt
Debt Instrument [Line Items]
Total Gross Debt	0	4,362
Other bank financing
Debt Instrument [Line Items]
Total Gross Debt	1,231	1,325
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	1,655	2,535
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	$ 53,516	$ 53,731